Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Net income applicable to Morgan Stanley	¥ 995,383	¥ 271,961
Morgan Stanley
Income Statement [Abstract]
Net revenues	4,640,000	3,769,000
Total non-interest expenses	3,351,000	2,887,000
Income from continuing operations before income taxes	1,266,000	840,000
Net income applicable to Morgan Stanley	¥ 956,000	¥ 647,000